Offerings - Offering: 1	Feb. 28, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares, no par value
Amount Registered | shares	3,704,405
Proposed Maximum Offering Price per Unit	11.09
Maximum Aggregate Offering Price	$ 41,081,851.45
Fee Rate	0.01381%
Amount of Registration Fee	$ 5,673.4
Offering Note
(1)    This Registration Statement covers 3,704,405 ordinary shares of NovoCure Limited (the “Registrant”) available for issuance pursuant to awards under the NovoCure Limited 2024 Omnibus Incentive Plan (the “2024 Plan”).

(2)    Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement also covers any additional securities of the Registrant that become issuable under the Plan relating to adjustments for changes resulting from a stock dividend, stock split, recapitalization or any other similar transaction effected without the receipt of consideration.
(3) Completed pursuant to Rule 457(c) and Rule 457(h) of the Securities Act, based on the average of the high and low prices reported for the Registrant’s ordinary shares on the NASDAQ Global Select Market on February 23, 2026.